Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

9. Stockholders’ equity (deficit)

Equity Incentive Plans – Stock Options

During the nine months ended September 30, 2020, the Company granted an aggregate of 1,352,000 shares of stock options, with a weighted average exercise price of $14.44 per share. The fair value of options granted was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions (i) expected term of 6.0 years, (ii) expected volatility of 50%, (iii) risk-free interest rate .71% and (iv) expected dividend yield of 0%.

As of September 30, 2020, there was $10.9 million of unamortized stock-based compensation cost related to unvested stock options, which the Company expects to recognize over a weighted-average period of 2.8 years.

Restricted Stock Units

In May 2020, our board of directors granted an aggregate of 1,216,000 RSUs to officers and employees pursuant to the 2013 Plan with a per share fair value of $15.51. The RSUs vest and settle upon the satisfaction of both a service condition and a liquidity event condition. The service condition for the awards is satisfied over four years. The liquidity event condition is satisfied upon the occurrence of a qualifying event, defined as the effectiveness of an initial public offering or the consummation of a change of control transaction. The qualifying event occurred on August 5, 2020 with the completion of our IPO and the RSU’s vest over the remaining service period of 4 years from the date of grant, subject to the continued employment of the employees.

In September 2020, we began issuing RSU’s to certain employees pursuant to the BigCommerce Holdings, Inc. 2020 Equity Incentive Plan (“2020 Plan”). During the nine months ended September 30, 2020, we granted an aggregate of 147,000 RSUs with a weighted grant-date fair value of $87.79. The RSUs vest over the requisite service period of 4 years from the date of grant, subject to the continued employment of the employees.

As of September 30, 2020, there was $13.6 million of unamortized stock-based compensation costs related to unvested RSUs, which the Company expects to recognize over a weighted-average period of 3.7 years.

Stock-based compensation expense was included in the following line items in the accompanying condensed consolidated statements of operations during the periods presented (in thousands):

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2020	2019	2020	2019
Cost of revenue	$179	$62	$334	$121
Sales and marketing	871	241	1,511	572
Research and development	582	186	1,216	415
General and administrative	1,236	326	1,977	1,123

Total stock-based compensation expense	$2,868	$815	$5,038	$2,231

Preferred stock

As of December 31, 2019, we had six outstanding series of redeemable convertible preferred stock. These preferred shares were classified as temporary equity within the Company’s consolidated balance sheet as of December 31, 2019. Immediately upon closing of our IPO, the outstanding preferred stock was automatically converted into an aggregate of 29,390,733 shares of Series 1 common stock and 5,050,555 shares of Series 2 common stock. Under terms of Series F preferred stock, dividends were required to be paid at 10 percent, which could be adjusted for the holder’s actual rate of return upon redemption. Upon completion of our IPO with an offering price of $24 per share, we met the threshold for a reduction of dividends and reduced the required dividend rate to 8 percent. Due to this reduction in rate, we recorded a dividend benefit for the three-month period ended September 30, 2020. We utilized a portion of the proceeds from the IPO to pay the cumulative dividends of $12.8 million to the holders of our Series F preferred stock. As of September 30, 2020, there was no preferred stock issued or outstanding.

9. Stockholders’ equity (deficit)

2013 Stock plan

In February 2013, we established the 2013 Stock Option Plan (the “2013 Plan”). Pursuant to the 2013 Plan, the exercise price for incentive stock options is at least 100% of the fair market value on the date of grant, or for employees owning in excess of 10% of the voting power of all classes of stock, 110% of the fair market value on the date of grant.

Options expire ten years from the date of grant, or for employees owning in excess of 10% of the voting power of all classes of stock, five years for incentive stock options. The term of each option shall not be more than ten years from the date of grant thereof, except the term of each Incentive Stock Option shall not be more than five years from the date of grant thereof in the case of any participant who owns directly, or by attribution shares possessing, more than 10% of the total combined voting power of all classes of our shares or shares of any parent or subsidiary corporations. Vesting periods are determined by the board of directors; however, options generally vest 25% one year after the date of grant, with the remaining balance vesting on a pro rata basis monthly for 36 months.

As of December 31, 2019, the total number of shares reserved for issuance under the 2013 Plan was 9,596, of which 9,327 shares were subject to outstanding option awards.

Stock options

We use the Black-Scholes option-pricing model to estimate the fair value of our share-based payment awards. The Black-Scholes option-pricing model requires estimates regarding the risk-free rate of return, dividend yields, expected life of the award, and estimated forfeitures of awards during the service period. The calculation of expected volatility is based on historical volatility for comparable industry peer groups over periods of time equivalent to the expected life of each stock option grant. As we are not publicly traded, we believe that comparable industry peer groups provide a reasonable measurement of volatility in order to calculate a reasonable estimate of fair value of each stock award. The expected term is calculated based on the weighted average of the remaining vesting term and the remaining contractual life of each award. We based the estimate of risk-free rate on the U.S. Treasury yield curve in effect at the time of grant or modification. We have never paid cash dividends and do not currently intend to pay cash dividends, and thus have assumed a dividend yield of zero.

We estimate the fair value of common stock at the time of grant of the option by considering a number of objective and subjective factors, including independent third-party valuations of our common stock, operating and financial performance, the lack of liquidity of capital stock, and general and industry-specific economic outlook, among other factors.

We estimate potential forfeitures of stock grants and adjust compensation cost recorded accordingly. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

The following table summarizes the weighted-average grant date value of options and the assumptions used to develop their fair value.

	Year ended December 31,
	2019	2018
Weighted-average grant date fair value of options	$1.20	$0.42
Risk-free interest rate	1.51%—2.53%	2.43%—3.09%
Expected volatility	46.70%—47.87%	47.22%—49.13%
Expected life in years	5.52—6.08 years	5.00—6.08 years
Dividend yield	—	—

A summary of the changes in common stock options issued under all of the existing stock option plans is as follows:

(in thousands, except per share amounts)	Shares	Weighted average of exercise prices	Weighted average of remaining term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2017	6,444	$0.66	8.36	$8,019
Granted	4,655	2.76	—	—
Exercised	(1,386)	0.45	—	—
Forfeited	(707)	1.29	—	—

Options outstanding at December 31, 2018	9,006	$1.71	8.60	$13,327
Granted	2,266	3.45	—	—
Exercised	(1,099)	1.17	—	—
Forfeited	(846)	1.98	—	—

Options outstanding at December 31, 2019	9,327	$2.22	8.17	$65,294

Vested and expected to vest at December 31, 2019(1)	8,588	$2.10	8.04	$61,144

Vested at December 31, 2019	3,699	$1.35	7.08	$29,092

(1)	The expected-to-vest options are the result of applying the pre-vesting forfeiture rate to outstanding options.

The total intrinsic value of options exercised during the years ended December 31, 2019 and 2018 was $5.6 million and $2.6 million, respectively. The intrinsic value was calculated as the difference between the estimated fair value of our common stock at exercise, as determined by the board of directors, and the exercise price of the in-the-money options. The weighted-average grant date fair value of options granted during the years ended December 31, 2019 and 2018 was $8.1 million and $6.3 million, respectively.

At December 31, 2019 and 2018, there was an estimated $9.4 million and $6.2 million, respectively, of total unrecognized compensation costs related to stock-based compensation arrangements. These costs will be recognized over a weighted-average period of three years.

Total stock-based compensation expense recognized was as follows:

	Year ended December 31,
(in thousands)	2019	2018
Cost of revenue	$191	$82
Sales and marketing	838	388
Research and development	666	432
General and administrative	1,461	1,169

Total stock-based compensation expense	$3,156	$2,071

Preferred stock

As of December 31, 2019, the holders of preferred stock (“Series A Stock,” “Series B Stock,” “Series C Stock,” “Series D Stock,” “Series D-1 Stock,” “Series E Stock,” “Series E-1 Stock,” and “Series F Stock”) have various rights and preferences as follows:

(in thousands)	Shares authorized	Shares outstanding	Shares outstanding as converted to common stock	Liquidation amounts
Series A Stock	15,000	15,000	$5,000	$15,000
Series B Stock	10,611	10,611	3,537	20,116
Series C Stock	16,393	16,393	5,604	40,000
Series D Stock	14,451	14,451	5,082	50,000
Series D-1 Stock	1,445	1,445	508	5,000
Series E Stock	20,307	20,307	6,769	39,000
Series E-1 Stock	195	195	65	400
Series F Stock	23,628	23,628	7,877	68,662

Total Preferred Stock	102,030	102,030	$34,442	$238,178

Dividends

Holders of Series F Stock are entitled to receive cumulative dividends. Dividends on shares of Series F Stock (the “Series F Dividend”) accrue on a daily basis and compound quarterly at a per annum rate of 10% of the Series F Stock original issue price of $2.7086 per share (the “Series F Original Issue Price”). Except for the limited instances identified in our currently effective amended and restated certificate of incorporation with respect to the Series F Stock, we have no obligation to pay any dividends, except when, as and if declared by the board of directors. No dividends on any share of other series of preferred stock or common stock can be paid until the full Series F Dividend then accrued has been paid in full. In the event that the holders of Series F Stock receive proceeds per share of Series F Stock in cash or freely tradeable securities as a result of any deemed liquidation event or any conversion to common stock at the option of the holder or a mandatory conversion event of at least: (a) $6.7715 per share of Series F Stock, then the Series F Dividend shall be reduced from 10% to 9% per annum effective as of the date of issuance, or (b) $8.1258, then the Series F Dividend shall be reduced from 10% to 8% per annum effective as of the date of issuance. As of December 31, 2019, we accrued $11.9 million of dividends for holders of our Series F Stock, or $0.50 per share. On July 24, 2020, concurrently with the effectiveness of the one-for-three reverse stock split of our common stock, the foregoing prices were adjusted proportionately in accordance with our certificate of incorporation.

Holders of all other series of preferred stock are entitled to participate in dividends on common stock when, as and if declared by the board of directors, based on the number of shares of common stock held on an as-converted basis. From our inception through December 31, 2019, our board of directors had not declared any dividends.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event, the holders of each series of preferred stock are entitled to be paid out of our assets available for distribution to our stockholders before any payment shall be made to the holders of our common stock in the following order: (i) first, the holders of shares of Series F Stock, an amount equal to the Series F Original Issue Price, plus any dividends (other than the Series F Dividend) declared but unpaid, (ii) second, to the holders of Series E Stock and Series E-1 Stock, an amount equal to the Series E Stock original issue price of $1.9242 per share, plus any dividends declared but unpaid thereon, (iii) third, to the holders of Series D Stock and Series D-1 Stock, an amount equal to the Series D Stock original issue price of $3.46 per share, plus any dividends declared but unpaid thereon, (iv) fourth, to the holders of Series A Stock, Series B Stock and Series C Stock, pari passu amongst one another, an amount equal to the Series A Stock original issue price of $1.00 per share, Series B Stock original issue price of $1.8896 per share, and Series C Stock original issue price of $2.44 per share, respectively, in each case, plus any dividends declared but unpaid thereon, (v) fifth, any accrued but unpaid Series F Dividends, and (vi) to the holders of all other series of our preferred stock, pari passu among one another, in an amount equal to (A) the original issue price for such series of preferred stock times (B) 50%. Other than in connection with a deemed liquidation event, the preferred stock is not redeemable by us without the consent of the stockholders.

Conversion

Each share of preferred stock (other than the Series D-1 Stock and Series E-1 Stock, which are subject to restrictions regarding conversion) shall be convertible, at the option of the holder thereof, at any time, and without the payment of additional consideration by the holder thereof, into such number of fully paid shares of common stock as is determined by dividing the original issue price for such series of preferred stock by the applicable conversion price for such series of preferred stock in effect at the time of conversion. The Series A and Series B are mandatorily convertible upon the election of the holders of a majority of such shares voting together on an as converted to common stock basis. The Series C is mandatorily convertible upon the election of the holders of a majority of such shares. The Series D is mandatorily convertible upon the election of the holders of a majority of such shares. The Series E is mandatorily convertible upon the election of the holders of at least 60% of such shares. The Series F is mandatorily convertible upon the election of the holders of a majority of such shares. In addition, all shares of preferred stock (other than the Series D-1 Stock and Series E-1 Stock) are mandatorily convertible upon the sale of shares of common stock to the public in a firm commitment underwritten public offering of our common stock resulting in (a) at least $50 million in net proceeds (after the underwriting discount and commissions) to us and (b) a price per share that yields (including the payment of the Series F Dividend) an implied value per share of Series F Preferred Stock issued on the original issue date of the Series F of at least $4.0629 (such offering, a “Qualified IPO”). The conversion price per share applicable to: (i) the Series A Stock shall initially be equal to $1.00, (ii) the Series B Stock shall initially be equal to $1.8896, (iii) the Series C Stock shall initially be equal to $2.3793, (iv) the Series D Stock and Series D-1 Stock shall initially be equal to $3.2794, (v) the Series E Stock and Series E-1 Stock shall initially be equal to $1.9242, and (vi) the Series F Stock shall initially be equal to $2.7086. On July 24, 2020, concurrently with the effectiveness of the one-for-three reverse stock split of our common stock, the conversion prices applicable to our preferred stock were adjusted proportionately in accordance with our certificate of incorporation. Additionally, upon a mandatory conversion, we shall pay to the holders of Series F Stock, an amount per share of Series F Stock equal to the Series F Dividend or a number of additional shares of non-voting common stock per share of Series F Stock equal to the Series F Dividend based on the price of the common stock in the Qualified IPO. No fractional common stock shall be issued upon conversion of Preferred Stock. The Series C Stock, Series D Stock, and Series D-1 Stock is currently convertible into common stock on a greater than one-to-one basis.

Voting

Holders of preferred stock are entitled to voting rights equal to holders of common stock, except for holders of Series D-1 Stock, Series E-1 Stock, and Series F Stock held by certain non-voting holders and except as otherwise provided in the amended and restated certificate of incorporation and our voting agreement with certain of our stockholders. The Series F Stock held by Goldman Sachs & Co. LLC will convert to voting shares upon sale or transfer to a third party. A majority of the outstanding shares of preferred stock is necessary for approving certain protective provisions in the amended and restated certificate of incorporation. In addition, the holders of each series of preferred stock have protective provisions which require approval from a majority of the outstanding shares of such series.

Redemption

Series F Stockholders are allowed to request redemption of their shares on the earlier of: (i) the five-year anniversary of the original issue date of the Series F Stock or (ii) the consummation of an initial public offering of our capital stock that is not a Qualified IPO.

Our merger or consolidation into another entity in which our stockholders own less than 50% of the voting stock of the surviving company or the sale, transfer or lease of substantially all of our assets shall be deemed a liquidation, dissolution or winding up, and, as a result, a redemption event. As the redemption event is outside of our control, all shares of preferred stock have been presented outside of permanent equity. We have also concluded that since the shares of preferred stock are not mandatorily redeemable, but rather are only contingently redeemable, and given that the redemption event is not certain to occur, the shares have not been accounted for as a liability in any of the periods presented.